CONDENSED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		109 Months Ended	118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Operating expenses:
General and administrative	$ 764	$ 894	$ 2,433	$ 2,473	$ 3,953	$ 3,262	$ 12,103	$ 14,536
Research and development	571	600	1,907	2,127	2,922	3,302	13,979	15,886
Research and development grant received	0	0	0	0	0	(244)	(489)	(489)
Total operating expenses	1,335	1,494	4,340	4,600	6,875	6,320	25,593	29,933
Loss from operations	(1,335)	(1,494)	(4,340)	(4,600)	(6,875)	(6,320)	(25,593)	(29,933)
Finance cost	0	0	0	0	0	0	(519)	(519)
Gain (loss) on change in fair value of warrant derivative liability	330	(281)	1,096	(1,029)	(50)	580	(1,010)	86
Interest income (expense), net	0	1	(2)	5	5	26	39	37
Loss before provision for income taxes	(1,005)	(1,774)	(3,246)	(5,624)	(6,920)	(5,714)	(27,083)	(30,329)
Provision for income taxes	0	0	0	0	0	0	0	0
Net loss	$ (1,005)	$ (1,774)	$ (3,246)	$ (5,624)	$ (6,920)	$ (5,714)	$ (27,083)	$ (30,329)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.04)	$ (0.08)	$ (0.14)	$ (0.26)	$ (0.32)	$ (0.27)
Weighted average shares outstanding (in shares)	25,364,457	21,848,470	23,995,394	21,760,359	21,805,211	20,821,555